Consolidated Statements of Cash Flows - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024 [2]
Cash flows from (used in) operating activities [abstract]
Net income attributable to equity holders of Sanofi	[1]	€ 5,812	€ 2,246
Net (income)/loss from the discontinued Opella business	[1]	(2,881)	(202)
Non-controlling interests	[1]	25	17
Share of undistributed earnings from investments accounted for using the equity method	[1]	(15)	96
Depreciation, amortization and impairment of property, plant and equipment, right-of-use assets and intangible assets	[1]	1,779	1,242
Gains and losses on disposals of non-current assets, net of tax	[1],[3]	(266)	(229)
Net change in deferred taxes	[1]	(539)	(749)
Net change in non-current provisions and other non-current liabilities	[1],[4]	(212)	1,002
Cost of employee benefits (stock options and other share-based payments)	[1]	171	157
Impact of the workdown of acquired inventories remeasured at fair value	[1]	0	7
Other profit or loss items with no cash effect on cash flows generated by operating activities	[1],[5]	106	21
Operating cash flow before changes in working capital	[1]	3,980	3,608
Adjustments to reconcile profit (loss) [abstract]
(Increase)/decrease in inventories	[1]	(635)	(917)
(Increase)/decrease in accounts receivable	[1]	(785)	81
Increase/(decrease) in accounts payable	[1]	187	78
Net change in other current assets and other current liabilities	[1]	620	(1,612)
Net cash provided by/(used in) continuing operating activities	[1]	3,367	1,238
Net cash provided by/(used in) operating activities of the discontinued Opella business	[1]	188	184
Net cash provided by/(used in) operating activities	[1],[6]	3,555	1,422
Cash flows from (used in) investing activities [abstract]
Acquisitions of property, plant and equipment and intangible assets	[1]	(1,420)	(1,804)
Acquisitions of consolidated undertakings and investments accounted for using the equity method	[1],[7]	(538)	(1,885)
Acquisitions of other equity investments	[1]	(423)	(208)
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax	[1],[8]	434	516
Disposals of consolidated undertakings and investments accounted for using the equity method	[1]	0	42
Net change in other non-current assets	[1]	(32)	(16)
Net Cash Provided by/(used in) Continuing Investing Activities	[1]	(1,979)	(3,355)
Net cash provided by/(used in) investing activities of the discontinued Opella business	[1]	(36)	(58)
Net cash inflow from the Opella transaction	[1],[9]	10,742	0
Net cash provided by/(used in) investing activities	[1]	8,727	(3,413)
Cash flows from (used in) financing activities [abstract]
Issuance of Sanofi shares	[1]	29	21
Dividends paid:
Dividends paid to equity holders of Sanofi	[1]	(4,772)	(4,704)
Dividends paid to non-controlling interests	[1]	(27)	(25)
Additional long-term debt contracted	[1]	2,993	0
Repayments of long-term debt	[1]	(1,859)	(638)
Repayment of lease liabilities	[1]	(124)	(136)
Net change in short-term debt and other financial instruments	[1],[10]	3,322	5,876
Acquisitions of treasury shares and related tax effect	[1]	(4,003)	(302)
Net cash provided by/(used in) continuing financing activities	[1]	(4,441)	92
Net cash provided by/(used in) financing activities of the discontinued Opella business	[1]	(48)	(3)
Net cash provided by/(used in) financing activities	[1]	(4,489)	89
Impact of exchange rates on cash and cash equivalents	[1]	(42)	(13)
Cash and Cash Equivalents Reclassified to Assets Held for Sale	[1]	167	0
Net change in cash and cash equivalents	[1]	7,918	(1,915)
Cash and cash equivalents, beginning of period	[1]	7,441	8,710
Cash and cash equivalents, end of period	[1]	€ 15,359	€ 6,795

[1]	These unaudited condensed half year consolidated financial statements as of June 30, 2025 should be read in conjunction with Sanofi’s audited consolidated financial statements as of December 31, 2024.
[2]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[3]	Includes non-current financial assets.
[4]	This line item includes contributions paid to pension funds (see Note B.12.).
[5]	This line item mainly comprises unrealized foreign exchange gains and losses arising on the remeasurement of monetary items in non-functional currencies and on instruments used to hedge such items
[6]	Of which: June 30, 2025 (6 months) June 30, 2024 (6 months) (a) •Income tax paid (1,355) (1,434) •Interest paid (206) (320) •Interest received 170 261 •Dividends received from non-consolidated entities 5 —
[7]	This line item includes payments made in respect of contingent consideration identified and recognized as a liability in business combinations. For the six months ended June 30, 2025, this line item includes the net cash outflow arising from the acquisition of Dren-0201 (see Note B.1.2.). For the six months ended June 30, 2024 it includes the net cash outflow arising from the acquisition of Inhibrx, Inc.
[8]	For the six months ended June 30, 2025 and June 30, 2024, this line item mainly comprises proceeds from disposals of (i) assets and businesses due to portfolio rationalization, and (ii) equity and debt instruments.
[9]	For the six months ended June 30, 2025, this amount includes €(667) million in respect of cash and cash equivalents held by Opella as of April 30, 2025.
[10]	For the six months ended June 30, 2025, this line item mainly comprises a commercial paper program in the United States for €3,353 million, compared with €6,060 million in the six months ended June 30, 2024. This line item also includes realized foreign exchange gains and losses on cash and cash equivalents in non-functional currencies, mainly the US dollar, and on derivatives used to manage them.